Taxation (Details) - CHF (SFr)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Taxation [Abstract]
Deferred income tax expense
Deferred income tax gain	10,642	261,394
Total income tax (expense)/gain	SFr 10,642	SFr 261,394